STOCK OPTIONS AND STOCK BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	3 Months Ended	12 Months Ended	9 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Jul. 31, 2013 Employee Incentive Stock Option [Member]	Jul. 31, 2013 Former President And Chief Executive Officer [Member]	Oct. 31, 2012 Subsequent Event [Member]	Jul. 31, 2013 Stock Option Plan 1999 [Member]	Oct. 31, 2012 Stock Option Plan 1999 [Member]	Jul. 31, 2013 Stock Option Plan 2010 [Member]	Jul. 31, 2012 Stock Option Plan 2010 [Member]	Oct. 31, 2012 Stock Option Plan 2010 [Member]
Stock Options To Employees and Non Employees Outstanding Number (in shares)			3,057,402		2,131,244	2,216,473	1,882,798				933,248	1,030,314	2,124,154		1,100,930
Stock Options Authorized To Be Issued To Employees and Non Employees													3,000,000		3,000,000
Criteria For Increase In Number Of Shares Reserved For Options					four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000								four percent (4%) of the total outstanding shares on the last day of the prior calendar year, subject to a maximum annual increase of 250,000.
Stock Options To Employees and Non Employees Options Grants					1,216,221								2,416,117
Stock Options To Employees and Non Employees Available For Future Grants													837,182		1,780,603
Number Of Options To Employees and Non Employed Previously Exercised Reduced													53,221		34,508
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.42	$ 3.20	$ 2.99	$ 3.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value			$ 32,707	$ 187,407	$ 211,000	$ 192,000
Proceeds from Stock Options Exercised			59,000	120,000	150,000	94,000
Unrecognized Compensation Cost Related To Non Vested Stock Option Awards To Employees and Nonemployees			1,603,000		1,026,000
Expected Weighted Average Period Of Recognition Of Compensation Cost Related To Stock Options To Employees and Non Employees			1 year 14 days		1 year 5 months 8 days
Stock Options Vested By Shares To Employees and Non Employees During Period			405,127	268,977	538,513	323,033
Stock Options Vested To Value Of Employees and Non Employees During Period			896,000	488,000	975,000	476,000
Common Stock Shares Granted	146,555	83,959		83,959	83,959								151,483	83,959	83,959
Common Stock Value Granted		433,000		433,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			83,883	13,000	13,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms													The 2010 Plan options generally become exercisable over a four year period (vesting 25% after one year, the remaining 75% vesting quarterly thereafter) and expire after ten years.
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value			120,000	37,000	37,000
Management Bonus Percentage					67.00%	67.00%
Accrued Share Based Compensation					465,000
Stock Options To Employees and Non Employees Vested										146,555	1,613,810		1,613,810		1,512,458
Common Stock Shares Granted One													235,442
Allocated Share-based Compensation Expense									$ 96,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares, Beginning Balance			89,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			12 months
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights								the Company issued incentive stock options to employees that vested over two years with 25% vesting in six months and 75% vesting over the remaining vesting term.